Revenue	6 Months Ended
Jun. 30, 2026
Receivables from contracts with customers [abstract]
Revenue	Revenue
Disaggregated revenue

When disaggregating revenue, the Company considered all of the economic factors that may affect its revenues. The Company assesses its revenues by four geographic regions Europe, the Middle East, and Africa (“EMEA”); North America (“NORAM”); Latin America (“LATAM”); and Asia-Pacific (“APAC”). Additionally, the Company assesses revenues generated in its domiciled country and any country with significant revenue. The following table disaggregates the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Switzerland	$973	$457	$1,737	$852
France	2,725	2,716	5,741	5,330
Italy	3,044	2,784	6,332	5,314
United Kingdom	1,935	1,341	4,147	2,771
Spain	1,734	1,631	3,408	3,048
Rest of EMEA	5,431	4,436	10,636	8,517
EMEA	$15,842	$13,365	$32,001	$25,832

United States	$4,341	$2,660	$7,213	$5,140
Rest of NORAM	780	626	1,429	1,201
NORAM	$5,121	$3,286	$8,642	$6,341

LATAM	$744	$449	$1,352	$1,415

APAC	$1,603	$1,223	$3,003	$2,514
Total revenue	$23,310	$18,323	$44,998	$36,102
Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
SOPHiA DDM Platform	$22,505	$17,880	$43,553	$35,225
Workflow equipment and services	805	443	1,445	877
Total revenue	$23,310	$18,323	$44,998	$36,102